RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - ROU ASSETS (Details) - USD ($)	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 31, 2018	Dec. 30, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Additions	$ 16,424,000	$ 10,342,000
Write-downs, impairments, and accelerated depreciation	(15,862,000)	(1,627,000)
Depreciation of right-of-use assets (note 9)	(14,656,000)	(13,295,000)
Right-of-use assets	59,445,000	73,539,000		$ 0
Right-of-use assets	59,445,000	73,539,000		$ 0
Additions	16,424,000	10,342,000
Terminations of right-of-use assets	15,862,000	1,627,000
Depreciation of right-of-use assets (note 9)	$ 14,656,000	$ 13,295,000
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets			$ 78,119,000
Right-of-use assets			$ 78,119,000